Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Foreign currency translation adjustments, before tax		$ (312)	$ (5)	$ (90)
Reclassification of currency translation adjustments realized upon disposal of business, before tax		0	(22)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(5)	(12)	20
Reclassification adjustment for (gains) losses included in net earnings, before tax		(1)	0	4
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Reclassification of prior service credit included in net earnings, before tax	[1]	(2)	(2)	(2)
Other comprehensive income (loss), before tax		(320)	(41)	(68)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Foreign currency translation adjustments, tax (expense) benefit		1	(1)	3
Reclassification of currency translation adjustments realized upon disposal of business, tax (expense) benefit		0	3	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect [Abstract]
Unrealized gains (losses) arising during the period, tax (expense) benefit		3	4	(8)
Reclassification adjustment for (gains) losses included in net earnings, tax (expense) benefit		1	0	(1)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax [Abstract]
Reclassification of prior service credit included in net earnings, tax (expense) benefit		1	1	1
Other comprehensive income (loss), tax (expense) benefit		6	7	(5)
Other comprehensive income (loss), after-tax [Abstract]
Net earnings		666	855	703
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation adjustments, after-tax		(311)	(6)	(87)
Reclassification of currency translation adjustments realized upon disposal of business, after-tax		0	(19)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Unrealized gains (losses) arising during the period, after-tax		(2)	(8)	12
Reclassification adjustment for (gains) losses included in net earnings, after-tax		0	0	3
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Reclassification of prior service credit included in net earnings, after-tax		(1)	(1)	(1)
Other comprehensive income (loss), after tax		(314)	(34)	(73)
Total comprehensive income (loss), after-tax		352	821	630
Total comprehensive income (loss) attributable to noncontrolling interests		(1)	(10)	(10)
Total comprehensive income (loss) attributable to Campbell Soup Company		$ 353	$ 831	$ 640

[1]	included in the components of net periodic benefit costs (see Note 11 for additional details).